Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 11 – Equity

Ordinary shares

Ebang International was established under the laws of the Cayman Islands on May 17, 2018. The authorized number of ordinary shares is 380,000,000 shares with a par value of HKD0.001 per ordinary share.

Immediately upon the completion of the initial public offering (IPO), the Company adopted a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares, with par value of HKD0.001 per share. 46,625,783 ordinary shares, beneficially owned by its incorporator Top Max Limited, were re-designated into Class B ordinary shares on a one-for-one basis, the remaining 65,145,217 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis.

Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to twenty votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

As of December 31, 2020, the Company completed the IPO with new issuance of totaling 19,264,337 Class A ordinary shares at a price of $5.23 per share. Net proceeds raised by the Company from the IPO amounted to approximately $92 million after deducting underwriting discounts and commissions and other offering expenses. The Company received all the net proceeds on July 2, 2020.

The Company commenced an additional offering with new issuance of totaling 8,000,000 units at a price of $5.25 per unit in November 2020 (the “November 2020 Offering”), intending to raise $42 million funding prior to deducting underwriting discounts and commissions and other offering expenses. Each unit consists of one share of Class A ordinary shares and one warrant to purchase one-half of a Class A ordinary share. As of December 31, 2020, the Company issued 4,600,000 Class A ordinary shares following the sale of 4,600,000 units in relation to the November 2020 Offering and received a net proceeds of approximately $23 million.

Warrants

In connection with the 4,600,000 units sold in the November 2020 Offering, the Company issued 4,600,000 warrants to purchase 2,300,000 shares of Class A ordinary shares. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrant is $5.50. The warrants may be exercised only for a whole number of shares and the Company does not issue fractional shares upon exercise of the warrants. The following table sets forth the Company’s warrant activities for the years ended December 31, 2020, 2019 and 2018:

	Number of shares	Weight- average
	issuable	exercise price
Description
Balance at January 1, 2018	-	$-
Outstanding and exercisable at January 1, 2018	-	-
Balance at December 31, 2018	-	-
Outstanding and exercisable at December 31, 2018	-	-
Balance at December 31, 2019	-	-
Outstanding and exercisable at December 31, 2019	-	-
Granted	2,300,000	5.50
Balance at December 31, 2020	2,300,000	5.50
Outstanding and exercisable at December 31, 2020	2,300,000	$5.50

The intrinsic value of these warrants was approximately $1.3 million and nil as of December 31, 2020 and 2019, respectively.